UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2014

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 20.6%		
Auto Components 0.9%		
Delphi Automotive	39,100	2,398
Gentex	23,600	632
		3,030
Diversified Consumer Services 0.1%		
Sotheby's	11,900	425
		425
Hotels, Restaurants & Leisure 4.9%		
Bloomin Brands (1)	57,300	1,051
Brinker	21,000	1,067
Chipotle Mexican Grill (1)	3,500	2,333
Choice Hotels International	22,400	1,165
Extended Stay America	27,900	662
Marriott, Class A	24,269	1,696
MGM Resorts International (1)	69,600	1,585
Norwegian Cruise Line Holdings (1)(2)	5,600	202
Panera Bread, Class A (1)	5,300	862
Papa John's International	23,700	948
Royal Caribbean Cruises	11,900	801
Starwood Hotels & Resorts Worldwide	23,000	1,914
Wynn Resorts	13,700	2,563
		16,849
Household Durables 0.3%		
Toll Brothers (1)	27,300	851
		851
Internet & Catalog Retail 1.9%		
Coupons.com (1)(2)	35,370	423
HomeAway (1)	19,900	706
Liberty Interactive (1)	34,400	981

Netflix (1)	5,600	2,527
TripAdvisor (1)	9,400	859
Vipshop Holdings, ADR (1)(2)	3,100	586
zulily (1)(2)	10,900	413
		6,495
Leisure Products 0.7%		
Mattel	28,500	873
Polaris Industries	11,100	1,663
		2,536
Media 1.6%		
Charter Communications, Class A (1)	8,300	1,256
Discovery Communications, Class C (1)	70,600	2,632
Interpublic Group	52,300	958
Omnicom	9,200	634
		5,480
Multiline Retail 1.1%		
Dollar General (1)	22,300	1,363
Dollar Tree (1)	42,800	2,400
		3,763
Specialty Retail 6.9%		
AutoZone (1)	5,500	2,803
CarMax (1)	62,900	2,922
Dick's Sporting Goods	17,300	759
Five Below (1)(2)	26,000	1,030
L Brands	29,000	1,942
Lumber Liquidators (1)(2)	7,300	419
Michaels (1)(2)	40,200	703
O'Reilly Automotive (1)	15,000	2,255
PetSmart	14,200	995
Restoration Hardware Holdings (1)(2)	14,900	1,185
Ross Stores	39,800	3,008
Tiffany	21,000	2,023

TSC	32,900	2,024
Ulta Salon Cosmetics & Fragrance (1)	4,500	532
Williams-Sonoma	16,400	1,092
		23,692
Textiles, Apparel & Luxury Goods 2.2%		
Coach	18,700	666
Fossil (1)	9,500	892
Hanesbrands	32,500	3,492
Kate Spade (1)	45,700	1,199
lululemon athletica (1)(2)	12,900	542
Wolverine World Wide	24,800	621
		7,412
Total Consumer Discretionary		70,533
CONSUMER STAPLES 4.9%		
Beverages 0.8%		
Brown-Forman, Class B	20,587	1,857
Dr Pepper Snapple	12,100	778
		2,635
Food & Staples Retailing 1.4%		
Fresh Market (1)(2)	17,500	611
PriceSmart	7,000	600
Rite Aid (1)	310,200	1,501
Sprouts Farmers Market (1)	32,700	951
Whole Foods Market	28,600	1,090
		4,753
Food Products 2.1%		
Flowers Foods	71,200	1,307
Hershey Foods	12,300	1,174
J.M. Smucker	8,300	821
Keurig Green Mountain	6,200	807
McCormick	24,900	1,666

Mead Johnson Nutrition, Class A	16,300	1,568
		7,343
Household Products 0.6%		
Church & Dwight	18,800	1,319
Clorox	6,900	663
		1,982
Total Consumer Staples		16,713
ENERGY 6.6%		
Energy Equipment & Services 0.9%		
Cameron International (1)	11,700	777
Core Laboratories	5,800	849
Frank's International (2)	31,500	589
Oceaneering International	16,700	1,088
		3,303
Oil, Gas & Consumable Fuels 5.7%		
Antero Resources (1)	10,100	555
Athlon Energy (1)	22,800	1,328
Cabot Oil & Gas	39,900	1,304
Cimarex Energy	8,900	1,126
Concho Resources (1)	14,300	1,793
Continental Resources (1)(2)	11,600	771
Diamondback Energy (1)	19,300	1,443
EQT	26,600	2,435
Pioneer Natural Resources	11,300	2,226
Range Resources	40,100	2,719
Rice Energy (1)	23,500	625
SM Energy	9,000	702
Tesoro Petroleum	14,300	872
Whiting Petroleum (1)	10,300	799

WPX Energy (1)	30,600	736
		19,434
Total Energy		22,737
FINANCIALS 7.7%		
Banks 0.5%		
BankUnited	25,800	787
SVB Financial Group (1)	8,800	986
		1,773
Capital Markets 2.5%		
Artisan Partners Asset Management	15,900	828
E*TRADE Financial (1)	76,600	1,730
Financial Engines (2)	14,000	479
Invesco	17,600	695
Lazard, Class A, Partnership	30,200	1,531
LPL Financial Holdings	23,600	1,087
Northern Trust	9,500	646
TD Ameritrade Holding	49,500	1,652
		8,648
Diversified Financial Services 2.2%		
CBOE Holdings	30,500	1,632
Intercontinental Exchange	7,500	1,463
McGraw Hill Financial	22,200	1,875
Moody's	18,800	1,777
MSCI, Class A (1)	15,300	719
		7,466
Insurance 1.0%		
FNF	56,000	1,553
FNFV (1)	11,998	165
HCC Insurance Holdings	11,200	541

Progressive	41,300	1,044
		3,303
Real Estate Investment Trusts 1.2%		
Crown Castle International, REIT	40,900	3,294
Federal Realty Investment Trust, REIT	6,300	746
		4,040
Real Estate Management & Development 0.3%		
Jones Lang LaSalle	9,400	1,188
		1,188
Total Financials		26,418
HEALTH CARE 16.1%		
Biotechnology 5.1%		
ACADIA Pharmaceuticals (1)(2)	38,300	948
Alexion Pharmaceuticals (1)	9,900	1,642
Alkermes (1)	31,900	1,368
Alnylam Pharmaceuticals (1)(2)	12,900	1,007
BioMarin Pharmaceutical (1)	17,000	1,227
Incyte (1)	39,400	1,933
Intercept Pharmaceuticals (1)	3,000	710
Myriad Genetics (1)(2)	14,400	555
NPS Pharmaceuticals (1)	18,900	491
Pharmacyclics (1)(2)	10,200	1,198
Puma Biotechnology (1)(2)	7,800	1,861
Regeneron Pharmaceuticals (1)	2,100	757
Seattle Genetics (1)(2)	14,700	546
United Therapeutics (1)	5,800	746
Vertex Pharmaceuticals (1)	22,000	2,471
		17,460
Health Care Equipment & Supplies 2.3%		
Align Technology (1)	15,100	780
DENTSPLY International	13,600	620

IDEXX Laboratories (1)	14,600	1,720
Intuitive Surgical (1)	4,100	1,894
Sirona Dental Systems (1)	17,000	1,304
Teleflex	7,900	830
Thoratec (1)	21,300	569
		7,717
Health Care Providers & Services 3.4%		
AmerisourceBergen	31,200	2,412
Catamaran (1)	14,484	610
Cigna	8,000	726
DaVita HealthCare Partners (1)	16,598	1,214
Envision Healthcare Holdings (1)	27,500	954
Henry Schein (1)	10,200	1,188
Humana	11,300	1,472
MEDNAX (1)	20,200	1,107
Team Health Holdings (1)	13,400	777
Universal Health Services	7,400	773
WellCare Health Plans (1)	8,400	507
		11,740
Health Care Technology 1.0%		
athenahealth (1)(2)	4,900	645
Cerner (1)	20,400	1,215
Medidata Solutions (1)	12,300	545
Veeva Systems, Class A (1)(2)	39,500	1,113
		3,518
Life Sciences Tools & Services 1.5%		
Agilent Technologies	31,400	1,789
Bruker (1)	26,600	493
Covance (1)	6,000	472
Mettler-Toledo International (1)	6,300	1,614
Quintiles Transnational Holdings (1)	14,200	792
		5,160

Pharmaceuticals 2.8%		
Catalent (1)	68,800	1,722
Endo International (1)	24,700	1,688
Hospira (1)	13,200	687
Jazz Pharmaceuticals (1)	6,800	1,092
Pacira Pharmaceuticals (1)(2)	7,900	766
Salix Pharmaceuticals (1)(2)	9,400	1,469
Zoetis	54,600	2,017
		9,441
Total Health Care		55,036
INDUSTRIALS & BUSINESS SERVICES 18.1%		
Aerospace & Defense 1.1%		
DigitalGlobe (1)	27,000	770
Textron	36,200	1,303
Transdigm Group	8,400	1,548
		3,621
Air Freight & Logistics 0.5%		
C.H. Robinson Worldwide	10,400	690
Expeditors International of Washington	23,500	953
		1,643
Airlines 2.1%		
Alaska Air Group	26,000	1,132
Copa Holdings, Class A	14,500	1,556
Southwest Airlines	63,700	2,151
Spirit Airlines (1)	17,500	1,210
United Continental (1)	24,300	1,137
		7,186
Building Products 0.6%		
Armstrong Worldwide Industries (1)	12,000	672

Fortune Brands Home & Security	34,000	1,398
		2,070
Commercial Services & Supplies 1.5%		
Clean Harbors (1)	10,900	588
Copart (1)	14,800	463
IHS (1)	13,500	1,690
KAR Auction Services	28,800	825
Ritchie Bros. Auctioneers	23,500	526
Stericycle (1)	3,700	431
Waste Connections	15,150	735
		5,258
Construction & Engineering 0.5%		
Jacobs Engineering Group (1)	16,800	820
Quanta Services (1)	19,600	711
		1,531
Electrical Equipment 1.9%		
AMETEK	22,537	1,132
Babcock & Wilcox	23,450	649
Generac Holdings (1)(2)	13,900	564
Hubbell, Class B	12,700	1,531
Sensata Technologies Holding (1)	58,600	2,609
		6,485
Industrial Conglomerates 0.7%		
Roper Industries	16,500	2,414
		2,414
Machinery 4.8%		
Clarcor	8,000	505
Donaldson	35,900	1,459
Flowserve	21,900	1,544
Graco	19,500	1,423
IDEX	10,275	743

Nordson	8,500	646
PACCAR	14,200	808
Pall	19,100	1,599
Rexnord (1)	41,300	1,175
Snap-On	9,900	1,199
Terex	23,100	734
Valmont Industries (2)	7,500	1,012
WABCO Holdings (1)	8,900	809
Wabtec	19,400	1,572
Xylem	35,500	1,260
		16,488
Professional Services 1.8%		
Corporate Executive Board	8,900	535
Equifax	8,500	635
ManpowerGroup	16,300	1,143
Nielsen	22,000	975
Robert Half International	17,600	862
Verisk Analytics, Class A (1)	35,400	2,156
		6,306
Road & Rail 1.7%		
Genesee & Wyoming, Class A (1)	10,000	953
Hertz Global Holdings (1)	22,800	579
J.B. Hunt Transport Services	17,100	1,266
Kansas City Southern	18,600	2,254
Landstar System	10,700	773
		5,825
Trading Companies & Distributors 0.9%		
Fastenal	23,300	1,046
W. W. Grainger	7,900	1,988
		3,034
Total Industrials & Business Services		61,861

INFORMATION TECHNOLOGY 18.2%

Communications Equipment 0.5%		
F5 Networks (1)	8,800	1,045
Motorola Solutions	12,000	759
		1,804
Electronic Equipment, Instruments & Components 1.4%		
Amphenol, Class A	18,300	1,827
FEI	11,200	845
IPG Photonics (1)(2)	14,100	970
Trimble Navigation (1)	41,000	1,250
		4,892
Internet Software & Services 3.6%		
Akamai Technologies (1)	20,000	1,196
Atlassian, Class A, GDR, Acquisitoin Date: 4/9/14 Cost $30 (1)(3)(4)	1,845	30
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $43 (1)(3)(4)	2,679	43
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $154 (1)(3)(4)	9,636	154
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $75 (1)(3)(4)	4,702	75
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $201 (1)(3)(4)	12,590	201
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $149 (1)(3)(4)	9,310	149
CoStar Group (1)	8,400	1,307
Dealertrack Technologies (1)	14,600	634
Dropbox, Acquisition Date: 5/1/12, Cost $46 (1)(3)(4)	5,090	97
Equinix (1)	5,200	1,105
LinkedIn (1)	11,000	2,286
MercadoLibre (2)	6,500	706
Pandora Media (1)	23,800	575
Rackspace Hosting (1)	18,200	592
Twitter (1)	25,400	1,310

VeriSign (1)(2)	31,000	1,709
		12,169
IT Services 3.6%		
Alliance Data Systems (1)	3,000	745
CoreLogic (1)	48,700	1,318
Fidelity National Information	40,200	2,263
Fiserv (1)	24,300	1,571
Gartner (1)	25,700	1,888
Genpact (1)	24,500	400
Global Payments	11,900	832
Paychex	13,600	601
Sapient (1)	38,400	538
Vantiv, Class A (1)	46,500	1,437
WEX (1)	7,300	805
		12,398
Semiconductor & Semiconductor Equipment 3.1%		
Altera	71,200	2,547
ARM Holdings, ADR (2)	43,700	1,909
KLA-Tencor	14,800	1,166
Linear Technology	30,200	1,341
Microchip Technology (2)	19,600	926
Skyworks Solutions	24,500	1,422
Xilinx	30,300	1,283
		10,594
Software 5.4%		
Ansys (1)	10,700	810
Autodesk (1)	12,900	711
Check Point Software Technologies (1)(2)	9,600	665
Citrix Systems (1)	11,900	849
Concur Technologies (1)	4,200	533
FactSet Research Systems (2)	6,450	784
Guidewire Software (1)	24,300	1,077
Intuit	24,100	2,112

Markit (1)(2)	34,700	810
Mobileye (1)(2)	20,900	1,120
NetSuite (1)(2)	13,800	1,236
Red Hat (1)	40,200	2,257
ServiceNow (1)	35,500	2,087
Solera Holdings	8,900	501
Tableau Software (1)	11,700	850
TIBCO Software (1)	31,700	749
Workday (1)	15,873	1,309
		18,460
Technology Hardware, Storage & Peripherals 0.6%		
SanDisk	13,400	1,313
Stratasys (1)(2)	6,400	773
		2,086
Total Information Technology		62,403
MATERIALS 5.5%		
Chemicals 3.4%		
Airgas	18,100	2,003
Celanese, Series A	35,200	2,060
CF Industries	3,100	865
FMC	17,500	1,001
RPM	21,600	989
Sherwin-Williams	14,800	3,241
Sociedad Quimica y Minera de Chile, ADR	15,300	400
Valspar	16,700	1,319
		11,878
Construction Materials 0.7%		
Eagle Materials	7,200	734
Vulcan Materials	26,600	1,602
		2,336

CONVERTIBLE PREFERRED STOCKS 0.4%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/16/14 Cost $516 (1)(3)(4)	12,672	516
Total Consumer Discretionary		516
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $57 (1)(3)(4)	6,321	121
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $281 (1)(3)(4)	31,052	593
Total Information Technology		714
Total Convertible Preferred Stocks (Cost $854)		1,230
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Reserve Investment Fund, 0.05% (5)(6)	1,830,961	1,831
Total Short-Term Investments (Cost $1,831)		1,831
SECURITIES LENDING COLLATERAL 5.9%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 5.9%		
Short-Term Funds 5.9%		
T. Rowe Price Short-Term Reserve Fund, 0.02% (5)(6)	2,022,622	20,226
Total Investments through Securities Lending Program with State Street Bank and Trust Company		20,226
Total Securities Lending Collateral (Cost $20,226)		20,226

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 2003. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $395,000 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, the value of loaned securities was $18,524,000; the value of cash collateral and related investments was $20,226,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $254,490,000. Net unrealized gain aggregated $108,615,000 at period-end, of which $114,699,000 related to appreciated investments and $6,084,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014